Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

Supplement dated February 12, 2021

to Currently Effective Prospectuses

At a meeting of the Board of Trustees (the “Trustees”) of Janus Investment Fund on February 10, 2021, the Trustees approved the termination of the sub-advisory agreements between Janus Capital Management LLC (“Janus Capital”) and Perkins Investment Management LLC (“Perkins”) on behalf of Janus Henderson Mid Cap Value Fund, Janus Henderson Small Cap Value Fund, and Janus Henderson Small-Mid Cap Value Fund (each, a “Fund,” and together, the “Funds”), effective on or about April 30, 2021. At the time of the termination of the sub-advisory agreements, Janus Capital will continue to serve as the investment adviser of the Funds and each Fund’s current portfolio managers will continue to manage the Funds and serve as portfolio managers of Janus Capital. Accordingly, effective on or about April 30, 2021, the prospectuses for the Funds are amended to remove all references to Perkins.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Value Fund

Janus Henderson International Value Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Value Plus Income Fund

Supplement dated February 12, 2021

to Currently Effective Prospectuses

At a meeting of the Board of Trustees (the “Trustees”) of Janus Investment Fund on February 10, 2021, the Trustees approved plans to liquidate and terminate each of Janus Henderson Global Value Fund, Janus Henderson International Value Fund, Janus Henderson Large Cap Value Fund, and Janus Henderson Value Plus Income Fund (together, the “Funds,” and each, a “Fund”), with such liquidations effective on or about April 30, 2021, or at such other time as may be authorized by the Trustees (the “Liquidation Date”). The termination of each Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective on or about February 22, 2021, the Funds will no longer accept investments by new shareholders. Each Fund may be required to make a distribution of any income and/or capital gains of the Fund in connection with its liquidation.

Shareholders of the Funds may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective on or about February 22, 2021, any applicable contingent deferred sales charges (CDSCs) charged by each Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A Shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For shareholders of Class D Shares investing through a tax-deferred account, shares will be exchanged for shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the closing and liquidation of the Funds, each Fund’s portfolio managers may increase the Funds’ assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, each Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective during its liquidation.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect a Fund’s short-term performance prior to the Liquidation Date. Each Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of a Fund are held in a tax-deferred account, the liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

Supplement dated February 12, 2021

to Currently Effective Statements of Additional Information

At a meeting of the Board of Trustees (the “Trustees”) of Janus Investment Fund on February 10, 2021, the Trustees approved the termination of the sub-advisory agreements between Janus Capital Management LLC (“Janus Capital”) and Perkins Investment Management LLC (“Perkins”) on behalf of Janus Henderson Mid Cap Value Fund, Janus Henderson Small Cap Value Fund, and Janus Henderson Small-Mid Cap Value Fund (each, a “Fund,” and together, the “Funds”), effective on or about April 30, 2021. Each Fund’s current portfolio managers will continue to serve as the Funds’ portfolio managers following the termination of the sub-advisory agreements.

At the time of the termination of the sub-advisory agreements, Janus Capital will serve as the sole investment adviser of the Funds and, in preparation for the winding down of Perkins, Janus Capital will utilize a personnel-sharing arrangement with Perkins pursuant to which each Fund’s current portfolio managers will continue to be responsible for the day-to-day management of the Funds that they currently manage. Under the arrangement, Perkins and the portfolio managers will be considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and the portfolio managers will continue to manage the portfolio of each Fund, subject to the supervision of Janus Capital. The personnel sharing arrangement will terminate automatically upon the portfolio managers becoming employees of Janus Capital.

Accordingly, effective on or about April 30, 2021, the Funds’ Statements of Additional Information (“SAIs”) are amended to remove all references to Perkins acting in the capacity as sub-adviser to the Funds and as follows:

1.

The following is added after the fifth paragraph under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Subadvisers section in the SAI for Class A, Class C, Class D, Class I, Class N, Class R, Class S, and Class T Shares of the Funds or after the third paragraph under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Subadviser section in the SAI for Class L Shares of Janus Henderson Mid Cap Value Fund and Janus Henderson Small Cap Value Fund:

In rendering investment advisory services to Janus Henderson Mid Cap Value Fund, Janus Henderson Small Cap Value Fund, and Janus Henderson Small-Mid Cap Value Fund, Janus Capital may use the portfolio management, research, and other resources of Perkins Investment Management LLC (“Perkins”), an affiliate of Janus Capital. One or more Perkins employees may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in guidance issued by the Staff allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, Perkins and its employees are considered “associated persons” of Janus Capital (as that term is defined in the Investment Advisers Act of 1940, as amended) and investment professionals from Perkins may render portfolio management, research, and other services to the Funds, subject to supervision of Janus Capital. The responsibilities of both Janus Capital and Perkins under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

Effective upon the portfolio managers becoming employees of Janus Capital, all references to Perkins will be removed from the Funds’ SAIs.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Value Fund

Janus Henderson International Value Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Value Plus Income Fund

Supplement dated February 12, 2021

to Currently Effective Statements of Additional Information

At a meeting of the Board of Trustees (the “Trustees”) of Janus Investment Fund on February 10, 2021, the Trustees approved plans to liquidate and terminate each of Janus Henderson Global Value Fund, Janus Henderson International Value Fund, Janus Henderson Large Cap Value Fund, and Janus Henderson Value Plus Income Fund (together, the “Funds,” and each, a “Fund”), with such liquidations effective on or about April 30, 2021, or at such other time as may be authorized by the Trustees (the “Liquidation Date”). The termination of each Fund is expected to occur as soon as practicable following the Liquidation Date.

Effective on or about February 22, 2021, the Funds will no longer accept investments by new shareholders. Each Fund may be required to make a distribution of any income and/or capital gains of the Fund in connection with its liquidation.

Shareholders of the Funds may redeem their shares or exchange their shares for shares of another Janus Henderson fund for which they are eligible to purchase at any time prior to the Liquidation Date. Effective on or about February 22, 2021, any applicable contingent deferred sales charges (CDSCs) charged by each Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A Shares of another Janus Henderson fund are not subject to any applicable initial sales charge. If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will generally be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders holding shares through an intermediary, check with your intermediary regarding its fund liquidation policies and other Janus Henderson funds and share classes offered through your intermediary. For shareholders of Class D Shares investing through a tax-deferred account, shares will be exchanged for shares of Janus Henderson Government Money Market Fund as soon as practicable following the Liquidation Date.

To prepare for the closing and liquidation of the Funds, each Fund’s portfolio managers may increase the Funds’ assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, each Fund may deviate from its stated investment strategies and policies and accordingly cease being managed to meet its investment objective during its liquidation.

Additionally, any asset reductions and increases in cash and similar instruments could adversely affect a Fund’s short-term performance prior to the Liquidation Date. Each Fund will incur transaction costs, such as brokerage commissions, when selling certain portfolio securities as a result of its plan to liquidate and terminate. These transaction costs may adversely affect performance.

Unless shares of a Fund are held in a tax-deferred account, the liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

Please retain this Supplement with your records.